Intangible Assets and Goodwill, Goodwill Allocated to CGUs (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)
Goodwill CGUs [Abstract]
Goodwill	$ 39,892	$ 35,077	$ 21,928
Market Approach [Member] | Bottom of Range [Member]
Goodwill CGUs [Abstract]
Estimating recoverable amounts, sales multiple	1.7
Market Approach [Member] | Top of Range [Member]
Goodwill CGUs [Abstract]
Estimating recoverable amounts, sales multiple	3.4
EXFO CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 13,185	13,772
Brix CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 13,327	13,878
Brix CGU [Member] | Liquidation approach [Member]
Goodwill CGUs [Abstract]
Period of liquidation approach	P3Y
Ontology CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 7,471	7,427
Yenista CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	3,562	0
Astellia CGU [Member]
Goodwill CGUs [Abstract]
Goodwill	$ 2,347	$ 0